Basis of Consolidation and Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Transactions in Foreign Currency and Translation into Foreign Currency
a)	Transactions in Foreign Currency and Translation into Foreign Currency
The consolidated financial statements are prepared in euro, the functional currency of the Mynaric AG. The functional currency of each entity is determined by the primary economic environment in which these entities independently operate with respect to financial, economic and organizational considerations, and in which they predominantly generate and expend cash. The functional currency of each subsidiary corresponds to its respective local currency. Foreign currency transactions are remeasured into the respective functional currency of the respective entity at the exchange rates at the date such transactions occur.
Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Any resulting exchange rate differences are recorded in profit or loss.
Non-monetary
assets and liabilities in foreign currency are carried at historical exchange rates. To determine the exchange rate applied for initial recognition of the associated asset, expense or income when derecognizing a non-monetary
asset or liability arising from prepaid considerations, the date of the transaction is the date of initial recognition of the non-monetary
asset or liability.
The assets and liabilities of entities with a functional currency other than the Euro, are translated into Euro at the exchange rates at the reporting date. The income and expenses of such companies are translated into Euro at the average exchange rates of the reporting period. Currency translation differences are recognized in other comprehensive income and presented as a reserve for exchange rate differences in equity.

Revenue Recognition
b)	Revenue Recognition
In accordance with IFRS 15 (Revenue from Contracts with Customers), revenue is recognized when control over distinct goods or services are transferred to a customer, i.e., when the customer has the ability to direct the use of, and obtains substantially all of the remaining benefits from, the transferred goods or services. A prerequisite for this is that an arrangement exists with enforceable rights and obligations and that, among other things, it is probable that the entity will collect the consideration, considering the customer’s credit standing.

Revenue is generally recognized with a customer at the level of the individual contract unless the prerequisites for combining contracts are met. The rules set out in IFRS 15 are applied consistently to similarly structured contracts and under similar circumstances. The Group generated revenue from the sale of goods and provision of services. In addition, revenue is recognized when the underlying contract is terminated due to customer default in accordance with IFRS 15.15 b).
If a contract involves multiple distinct goods or services, the transaction price is allocated across the performance obligations based on the relative stand-alone selling prices. If stand-alone selling prices are not directly observable, they are estimated using the amounts that depicts the amount of consideration to which the Company expects to be entitled in the exchange for the goods or services promised to the customer. For each performance obligation, revenue is recognized either at a point in time or over time.
Revenue recognition over time is required if the customer simultaneously receives and consumes the benefits provided by the Company’s performance, the Company creates or enhances an asset that is controlled by the customer, or the Company creates an asset without an alternative use to the Company and simultaneously has an enforceable right to payment for performance completed.
The Company generates revenue from:

•	the sale of laser communication terminals

•	the provision of services (training, support and other services)
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies.

Type of product/service	Nature and timing of satisfaction of performance obligation including significant payment terms	Revenue recognition policies
Sale of products	Customers obtain control of the laser terminals when the goods are delivered and accepted by the customer. Invoices are generated at that point in time. Invoices are usually payable within 10 to 60 days.
Revenue is recognized at point in time when the customer obtains control over the good. Generally, this happens, when the good is delivered at the place agreed in the customer agreement.
Advances received are presented as contract liabilities.

Training, support and other services	The Company provides training, support and other services to its customers. The customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs. Invoices for these services are either issued based on the agreed payment plan of the respective contract or after the completion of the services. Invoices are usually payable within 30 days.	Revenue is recognized over time based on the cost-to-cost method unless they are not relevant for satisfaction of performance obligation. Advances received are included in contract liabilities.

Government Grants
c)	Government Grants
The Company has received various government grants related to innovation projects encouraged by governmental authorities which generally reimburse a specified amount or proportion of the costs related to such projects. These grants are received or receivable in exchange for past and / or future compliance with conditions specified plan or program under which they were given the respective governmental authority, and, accordingly, they are accounted for as government grants under IAS 20. Government grants related to capitalized assets are recognized on the date on which the conditions for receipt of the grant are met and are deducted from the carrying amount of the respective assets.
Government grants related to expenses incurred by the Group are recognized in profit or loss as other operating income on a systematic basis in the periods in which the expenses are recognized, unless the conditions for receiving the grant are met after the related expenses have been recognized. In this case, the grant is recognized when it becomes receivable.

Financial Result
d)	Financial Result
The financial result includes the net income/expense from other financial expenses arising from liabilities and the result from remeasurement of foreign currency transactions in their respective functional currencies. Interest expenses are recognized in profit or loss, using the effective interest method.
Borrowing costs are expensed directly when incurred unless they are directly attributable to the acquisition, construction, or production of a qualifying asset and therefore form part of the cost of that asset.

Intangible Assets
e)	Intangible Assets
Intangible assets are measured at cost upon initial recognition. In subsequent periods, intangible assets are recognized at cost less any accumulated amortization and any accumulated impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis. The estimated (remaining) useful lives as well as the amortization method are subject to annual reviews. If necessary, adjustments due to changes of the expected useful life or of the amortization method are accounted for prospectively as changes in accounting estimates. Intangible assets with indefinite useful lives or intangible assets not yet available for use are not amortized; however, they are tested for impairment annually and whenever there is an indication that the intangible asset may be impaired based on the individual asset or on the level of the related cash-generating unit.
Intangible assets include purchased software and licenses as well as capitalized development expenses. Purchased software and licenses are amortized on a straight-line basis over their expected useful life of three to five years.
In accordance with IAS 38 (Intangible Assets), expenses incurred during the research and development phase must be accounted for separately. Research is defined as original and planned investigation undertaken with the prospect of gaining new scientific or technical knowledge and understanding. Such costs are expensed in the period incurred. Development is defined as the technical and commercial implementation of research findings.
In accordance with IAS 38, development costs must be capitalized if the criteria set out in IAS 38.57 are fulfilled. The Company starts to capitalize costs when management board approval is obtained. The approval is only provided when it is ensured that adequate technical, financial and other resources are available to complete the project and that the Company intends to complete and use the intangible asset. Furthermore, prior to approval, the development project leader provides the management board with an overview of the future economic benefits based on external market studies and internal analysis, as well as the documentation of technical feasibility. The Company has an R&D controlling system in place which enables management to determine expenditures attributable to specific technologies during their development.
The Company capitalizes costs for the development of a technology until the time that development of such technology is completed. The capitalized development costs are amortized on a straight-line basis over the economic useful life of 15 years based on the expected useful life of such technology. Amortization of capitalized development costs commences upon completion of the development project (technology). Amortization expense resulting from capitalized development costs is reported in the statement of profit or loss under depreciation and amortization.

Property, Plant and Equipment
f)	Property, Plant and Equipment
Property, plant, and equipment are recognized at cost, and also includes capitalized borrowing costs, less any accumulated depreciation and impairment losses, if any. Depreciation is recognized on a straight-line basis. The depreciation period is based on the expected useful life of each respective asset. The underlying useful life is three years for computer hardware, and ranges between three
and 14 years for machinery, furniture, fixtures, and office equipment, as well as leasehold improvements.
The useful lives, residual values, and depreciation methods for property, plant, and equipment are reviewed periodically and adjusted prospectively, if necessary, to ensure that the depreciation method and depreciation period reflect the expected economic benefit of the assets.

Interests in equity-accounted investees
g)	Interests in equity-accounted investees
The Group’s interests in equity-accounted investees comprise interests in associates and a joint venture.

Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and the joint venture are accounted for using the equity method. They are initially recognized at cost. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and OCI of equity-accounted investees, until the date on which significant influence or joint control ceases.

Impairment of Non-financial Assets
h)	Impairment of Non-current Non-financial Assets
As of each reporting date, management reviews whether any indication exists that non-financial
assets may be subject to impairment losses or reversals of impairment losses. If such indications exist, management estimates the recoverable amount of the non-financial
asset. The recoverable amount is determined for each individual asset unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets (cash-generating units).
Intangible assets not yet available for use are tested for impairment at least once per year.
If the carrying amount of an asset or a cash-generating unit exceeds its recoverable amount, an impairment loss is recognized in the amount of the difference. The recoverable amount is the higher of fair value less costs of disposal (FVLCOD) and value in use.
The FVLCOD and the value in use is based on the estimated future cash flows of the cash-generating unit, discounted to their present value using a risk-adjusted pre-tax
interest rate. The future cash flows are determined based on the long-term planning approved by the management as applicable as of the date when the impairment test is conducted.
As of each reporting date, the Company reviews whether an impairment loss recognized in previous periods no longer exists or may have decreased. In these cases, the Company recognizes a partial or full reversal of the impairment loss, with the carrying amount being increased to the recoverable amount. The increased carrying amount, however, may not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years.

Inventories
i)	Inventories
Inventories are recognized at the lower of cost or net realizable value. The cost (including costs of purchase and manufacturing costs) is determined based on the moving average price of the item.
Apart from directly attributable unit costs, production costs include appropriate portions of production overheads based on normal operating capacity. The net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.
Write-downs to the lower net realizable values primarily consider inventory risks resulting from turnover period and reduced recoverability. Write-downs are reversed if the reasons that resulted in the impairment of inventories no longer exist.

Financial Instruments
j)	Financial Instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. This includes both primary financial instruments (such as trade receivables and payables as well as other receivables and payables) and derivative financial instruments such as foreign exchange contracts.
Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at Fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

j)	i) Financial Assets
On initial recognition, a financial asset is classified as measured at:

•	AC – amortised cost

•	FVOCI – debt investment and equity investment

•	FVTPL – Fair value through profit or loss
Currently, no financial assets are classified as FVOCI. The classification is made on initial recognition and the financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.
Financial assets held to collect contractual cash flows and whose contractual cash flows solely represent payment of principal and interest are measured at amortized cost. Interest income from these financial assets is reported under financial income applying the effective interest method. Gains or losses from derecognition are directly recorded in the consolidated statement of comprehensive income and, together with foreign exchange gains and losses, recorded under the result from foreign currency translation. Trade receivables, cash, and other financial assets are classified as measured at amortized costs.
Derivative Financial Instruments
Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.
Derivatives are initially measured at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss.
Impairment of Financial Assets
The Company holds the following instruments as financial assets that are subject to the credit loss model in accordance with IFRS 9:

•	Trade receivables

•	Other financial assets

•	Cash and cash equivalents
The Company also recognizes loss allowances for expected credit losses (“ECL”) on lease receivables, which are disclosed as part of trade and other receivables
The general impairment methodology follows a three-stage approach based on the change in credit quality of financial assets since initial recognition (general approach). At initial recognition, debt instruments are assumed to have a low credit risk, for which a loss allowance for
12-months
ECL is recognized (Stage 1). When there has been a significant increase in credit risk, the loss allowance is measured using lifetime ECL (Stage 2). A significant increase in credit risk is presumed if a debtor is more than 30 days past due in making a contractual payment. If there is objective evidence of impairment (Stage 3), the Company also accounts for lifetime ECL and recognizes an impairment. Mynaric considers that there is objective evidence of impairment if any of the following indicators are present: significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization or default or delinquency in payments.
The Company applies this general approach for cash and cash equivalents as well as other assets. These assets are considered to have a low credit risk when the issuer has a strong capacity to meet its contractual cash flow obligations in the near term. Cash and cash equivalents are only placed at banks with credit ratings of investment grade or higher. Rental deposits are trust assets that, in case of a default of the counterparty, are separated from insolvency estate and are paid back primarily. Considering that, the impairment for these assets is not material.
For trade and other receivables, Mynaric applies the simplified approach under which lifetime ECL is recognized without monitoring the change in customers’ credit risk.

Impairment losses, including reversals of impairment losses or impairment gains, are presented as other income, net in the consolidated statement of profit and comprehensive income.
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e., the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

j)	ii) Financial Liabilities
Financial liabilities are measured at fair value upon initial recognition, less any directly attributable transaction costs in the case of loans and liabilities.
The Company’s financial liabilities comprise trade and other payables as well as liabilities to banks, including overdraft credits.
The subsequent measurement of financial liabilities depends on their classification, as described below:
Financial liabilities measured at fair value through profit or loss
Financial liabilities measured at fair value through profit or loss comprise financial liabilities held for trading as well as other financial liabilities classified upon initial recognition as measured at fair value through profit or loss.
A financial liability is classified as held for trading if it is acquired for the purpose of repurchasing it in the near term.
This category also comprises any concluded derivative financial instruments that are not designated as hedging instruments as part of hedging relationships in accordance with IFRS 9. Embedded derivatives that are separated from the host contract are also classified as held for trading, except for derivatives that have been designated as hedging instruments and are determined to be effective as such.
Gains or losses on financial liabilities held for trading are recognized in profit or loss.
The classification of financial liabilities as measured at fair value through profit or loss is made upon initial recognition if the criteria pursuant to IFRS 9 are met. The Company does not have any financial liabilities that are measured at fair value through profit or loss.
Financial liabilities measured at amortized cost (“FLAC”)
This category comprises trade payables, other liabilities, and loans. Subsequent to initial recognition, interest-bearing loans are measured at amortized cost using the effective interest method. Gains and losses are recognized in profit or loss when the liabilities are derecognized, and otherwise through the amortization process based on the effective interest method.
Financial liabilities are derecognized when the contractual obligations are discharged, canceled, or expire. Financial liabilities are classified as non-current
liabilities unless settlement of the financial liabilities is due within 12 months after the end of the reporting period, in which case they are classified as current.
Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Taxes
k)	Taxes
Income taxes are comprised of current and deferred taxes. Current and deferred taxes are recognized in profit or loss to the extent that they do not relate to items recorded in equity or other comprehensive income.
Current taxes
The expected income tax liabilities or receivables arising as a result of the taxable profit in each applicable tax jurisdiction, taking into account applicable tax rules and regulations, are recognized as current taxes. The tax rates applicable as of the reporting date are used for measurement. All necessary adjustments to tax liabilities or tax assets from prior periods are also considered.

Deferred taxes
In accordance with IAS 12, temporary differences between the tax base of assets and liabilities on the one hand and their carrying amount under IFRS, on the other hand, result in the recognition of deferred taxes. Deferred tax assets on deductible temporary differences are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. The same applies to deferred tax assets on tax loss carryforwards. No deferred taxes have been recorded for temporary differences associated with investments in subsidiaries as the Group can determine the timing of the reversal of such temporary differences and it is probable that the temporary difference will not reverse in the foreseeable future.
Current and deferred income taxes for 2022 were determined using the applicable tax rates. The Company applies a tax rate of 27.725% to calculate deferred taxes for Mynaric AG and its German subsidiaries. This combined income tax rate comprises 15% corporation tax plus 5.5% solidarity surcharge thereon as well as 11.9% trade tax.
Deferred tax assets and liabilities are offset if the deferred taxes refer to income taxes levied by the same taxation authority and if the current taxes are offset against each other.
Changes in deferred tax assets and liabilities are generally recognized through profit and loss, except for changes recognized in other comprehensive income or directly in equity.

Share issue costs
l)	Share issue costs
Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from the capital reserve.
Equity-settled share-based payment
m)	Equity-settled share-based payment
The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For equity-settled share-based payments awards with non-vesting conditions, the grant-date fair value of the equity-settled share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Provisions
n)	Provisions
Provisions are recognized when either a legal or constructive obligation to a third party as a result of a past event exists as of the reporting date, it is probable that an outflow of economic resources will be required to settle the obligation, and a reliable estimate of the amount of this obligation can be made. If the Company expects at least a partial reimbursement for a recognized provision (e.g., in the case of an insurance policy), the reimbursement is recognized as a separate asset when such reimbursement is virtually certain. The expense arising from the recognition of the provision is presented in the statement of profit or loss net of reimbursement. If the obligations fall due after more than one year and payment can be reliably estimated in terms of both amount and timing, the non-current
portion of the obligation is measured at the respective present value in case the corresponding time value of money is material. The present value to be recognized is determined based on market interest rates that reflect the risk and the time period until the obligation is settled.
For long-term provisions with an interest portion the increase in the amount of a provision reflecting the time value of money is recognized as interest expense in the financial result.
Provisions are reviewed as of each reporting date and adjusted to the current best estimate.

Provisions for Onerous Contracts
o)	Provisions for Onerous Contracts
Present obligations arising in connection with onerous contracts are recognized as provisions. The existence of an onerous contract is presumed when the Group is party to a contract that is expected to be settled by incur-ring costs that exceed the economic benefits available under the contract.

A provision for onerous contracts is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract, which is determined based on the full cost necessary to fulfil the obligation under the contract. Before a provision is established, the Group recognizes any impairment loss on the assets associated with that contract.

Leases
p)	Leases
At contract inception, the Company assesses whether the contract is or contains a lease. This is the case if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

p)	i) The Company as lessee
The Company presents all leases on the face of the statement of financial position with the exception of short-term leases and leases for low-value
assets. It recognizes liabilities for lease payments to be made and right-of-use
assets for the right to use the underlying asset.
Right-of-use
assets
The Company recognizes
right-of-use
assets as of the commencement date (i.e., the date on which the underlying leased asset is available for use).
Right-of-use
assets are measured at cost less accumulated depreciation and accumulated impairment losses, if any, and adjusted for any remeasurement of the lease liabilities. The cost of the right-of-use
assets correspond to the associated lease liabilities, plus any restoration costs, less any initial direct costs as well as the lease payments made at or before the commencement date, less any lease incentives received.
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and expected useful life of the leased asset, as
follows:

•	Real estate – 3 to 10 years

•	Other leases – 3 to 5 years
If the group is certain to exercise a purchase option, the
right-of-use
asset is depreciated over the underlying asset’s useful life, as follows:

•	Other leases – 10 to 15 years
If ownership of the leased asset is transferred to the Company at the end of the lease term or the exercise of a purchase option is considered in the determination of the cost, depreciation is determined based on the expected useful life of the leased asset. In addition, right-of-use
assets are subject to impairment testing in the same manner as property, plant and equipment described in note 3.2 h).
Lease liabilities
On the commencement date, the Company recognizes the lease liability at the present value of the lease payments to be made over the lease term. The lease payments comprise fixed payments (including in-substance
fixed payments), less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be payable by the lessee under residual value guarantees. Lease payments also include the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, as well as payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease. Variable lease payments that do not depend on an index or rate are expensed in the period in which the event or condition triggering such payment occurs. The Company determines the lease term based on the non-cancelable
period of a lease and any periods covered by an option to extend the lease if the lessee is reasonably certain to exercise such option.
The Company uses the interest rate implicit in the lease, if known to the Company, for the calculation of the present value of the lease payments. In the case of leases for which this interest rate is unknown, the Company applies its incremental borrowing rate as of the commencement date. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment. After the commencement date, the lease payment is split into a principal and interest portion with the liability being reduced for the principal portion and the interest is recorded in the consolidated statement of profit and loss and other comprehensive income. In addition, the carrying amount of the lease liabilities is remeasured to reflect any modifications to the lease, changes in the lease term, changes in the lease payments (e.g., changes of future lease payments following a change in the index or rate used to determine these payments), or changes in the assessment of an option to purchase the underlying asset.
Short-term leases and leases for
low-value
assets
The Company applies the practical expedient for its short-term leases for real estate and other operating equipment (i.e., leases with a term of not more than 12 months from the commencement date and that do not include a purchase option). With respect to leases for office equipment deemed as being of low value, the Company also applies the exemption provided for leases for low-value
assets. Lease payments for short-term leases and for leases for low-value
assets are recognized as an expense on a straight-line basis over the lease term.

p)	ii) The Company as a lessor
At inception or on modification of a contract with customer that contains a lease component, the Company allocates the consideration in the contract to each lease component based on their relative standalone prices.
The Company recognizes payments received related to lease under operating leases as income on a straight-line basis over the lease term as part of other operating income.

Newly issued financial reporting standards and interpretations
a)	Newly issued financial reporting standards and interpretations
The International Accounting Standards Board (IASB) and the IFRS Interpretation Committee (IC) amended the following standards and interpretations that must be applied for the fiscal year 2022 from January 1, 2022:

•	Property, Plant and Equipment: Proceeds before intended use – Amendments to IAS 16

•	Reference to the Conceptual Framework – Amendments to IFRS 3

•	Onerous Contracts – Cost of Fulfilling a Contract Amendments to IAS 37

•	Annual Improvements to IFRS Standards 2018 – 2020 (IFRS 9, IFRS 16, IFRS 1, IAS 41)
The Group has adopted all the foregoing amendments in 2022, none of which had a significant impact on the consolidated financial statements.

Newly issued financial reporting rules that have not yet been applied
b)	Newly issued financial reporting rules that have not yet been applied
The IASB has issued standards, interpretations, and amendments to existing standards whose application is not yet required, or which must be applied only in subsequent reporting periods, respectively, and which have not been applied early by the Company.

Date of application
IFRS 17 Insurance Contracts	Jan. 1, 2023
Classification of Liabilities as Current or Non-current – Amendments to IAS 1	Jan. 1, 2024
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2	Jan. 1, 2023
Definition of Accounting Estimates – Amendments to IAS 8	Jan. 1, 2023
Initial Application of IFRS 17 and IFRS 9 – Comparative Information (Amendment to IFRS 17)	Jan. 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12	Jan. 1, 2023
The Company is currently analyzing the effects of the new or revised financial reporting standards listed above but does not expect any material effects resulting from application of the revised standards to the Company.